Contract Assets and Contract Liabilities (Details) - Schedule of Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Costs Included in Condensed Consolidated Balance Sheets [Abstract]
Contract assets	$ 18,391	$ 36,384
Contract liabilities	(1,311,002)	(437,271)	$ (1,437,579)	$ (1,774,740)
Net contract assets (liabilities)	$ (1,292,611)	$ (400,887)